Note 5 - Share-based Compensation (Details Textual) - USD ($)															3 Months Ended				12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Sep. 30, 2024	Aug. 13, 2024	Jun. 30, 2024	Jun. 13, 2024	Mar. 31, 2024	Jun. 22, 2018	Sep. 07, 2017	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Issued During Period, Shares, Issued for Services (in shares)																			2,807,771	1,107,594
Stock Issued During Period, Value, Issued for Services																			$ 557,000	$ 284,000
Share Price (in dollars per share)	$ 0.18																		$ 0.18		$ 0.18
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized Per Year (in shares)						2
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)	42,000,000																		42,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	25,206,986																		25,206,986
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																			11,299,094	5,493,920
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																			$ 0.2	$ 0.23
2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)													10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)										9,343,614							9,343,614
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																				1,547,938
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 334,000																		$ 334,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)																			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)																			566,951	485,000
Stock Issued During Period, Shares, Cashless Exercise of Options (in shares)																			265,800
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																				$ 0.3
Equity Incentive Plan 2007 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)														10 years
Non Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																			444,921	85,251
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)																				463,882
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																			$ 0.19	$ 0.23
Share-Based Payment Arrangement, Option [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	760,000																		$ 760,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)																			4 years
Share-Based Payment Arrangement, Option [Member] | Non Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																			444,921	85,251
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																			$ 72,000	$ 18,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 39,000																		$ 39,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)																			2 years
Share-Based Payment Arrangement, Option [Member] | Non Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																			$ 0.18	$ 0.23
Share-Based Payment Arrangement, Option [Member] | Non Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																			$ 0.28	$ 0.26
Share-Based Payment Arrangement, Option [Member] | Clyra Medical Technologies [Member]
Share-Based Payment Arrangement, Expense																			$ 1,203,000	$ 528,000
Selling, General and Administrative Expenses [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense																			$ 2,965,000	$ 2,063,000
Officer [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)	808,908	177,235		11,250			16,579	41,087							350,751		0	0	1,348,144	57,666
Stock Issued During Period, Value, Issued for Services	$ 134,000	$ 30,000	$ 70,000	$ 3,000			$ 4,000	$ 9,000											$ 237,000	$ 13,000
Shares Issued, Price Per Share (in dollars per share)	$ 0.18	$ 0.17	$ 0.21	$ 0.28			$ 0.19	$ 0.23							$ 0.21	$ 0.28			$ 0.18	$ 0.19
Consultants and Vendors [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)	539,236	147,059	564,252				94,126	219,816		446,989		288,997				209,080			1,459,627	1,049,928
Stock Issued During Period, Value, Issued for Services	$ 94,000	$ 25,000	$ 143,000				$ 18,000	$ 54,000		$ 116,000		$ 83,000				$ 58,000			$ 320,000	$ 271,000
Shares Issued, Price Per Share (in dollars per share)	$ 0.17	$ 0.18	$ 0.25	$ 0.27			$ 0.19	$ 0.23		$ 0.26		$ 0.35			$ 0.25	$ 0.27	$ 0.26	$ 0.35	$ 0.17	$ 0.19
Board of Directors, Employees, and Consultants [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																			11,299,094
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																			$ 1,925,000
Board of Directors, Employees, and Consultants [Member] | 2024 Equity Incentive Plan [Member] | Minimum [Member]
Share Price (in dollars per share)	0.17																		$ 0.17
Board of Directors, Employees, and Consultants [Member] | 2024 Equity Incentive Plan [Member] | Maximum [Member]
Share Price (in dollars per share)	$ 0.28																		$ 0.28
Board of Directors, Employees, and Consultants [Member] | 2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																				1,547,938
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																				$ 418,000
Board of Directors, Employees, and Consultants [Member] | Replacement Options [Member] | 2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																				544,841
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																				$ 160,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																				$ 0.35
Director [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																			1,750,369
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																			$ 311,000
Director [Member] | 2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																				267,746
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																				$ 85,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																				$ 0.35
Employees [Member] | Employee Retention Program [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																			4,182,205
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																			$ 730,000
Employees [Member] | Employee Retention Program [Member] | 2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																				735,351
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																				$ 173,000
Employees [Member] | Employee Retention Program [Member] | 2018 Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																				$ 0.17
Employees [Member] | Employee Retention Program [Member] | 2018 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																				$ 0.35
Consultants [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																			5,066,520
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																			$ 817,000
Chief Financial Officer [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																			300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																			$ 67,000
Chief Financial Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)					10 years				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					300,000				300,000
Engagement Extension, Term (Year)					1 year				1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross, Per Month (in shares)					25,000				25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in dollars per share)					$ 0.2536				$ 0.24
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Available Grants in Period, Gross, Upon Renewal (in shares)									300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vesting Period for Renewable Options (Year)									1 year